Annual Fund Operating Expenses - PIMCO New York Municipal Bond Fund	Jul. 30, 2021
Institutional
Operating Expenses:
Management Fees	0.445%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.445%
Fee Waiver and/or Expense Reimbursement		[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.445%
I-2
Operating Expenses:
Management Fees	0.545%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.545%
Fee Waiver and/or Expense Reimbursement		[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.545%
I-3
Operating Expenses:
Management Fees	0.645%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.645%
Fee Waiver and/or Expense Reimbursement	(0.05%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.595%
A
Operating Expenses:
Management Fees	0.525%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.775%
Fee Waiver and/or Expense Reimbursement		[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.775%
C
Operating Expenses:
Management Fees	0.525%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.525%
Fee Waiver and/or Expense Reimbursement		[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.525%

[1]	Pacific Investment Management Company LLC (“PIMCO”) has contractually agreed, through July 31, 2022, to reduce its supervisory and administrative fee for the Fund’s I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days’ prior notice to the end of the contract term.